As filed with the Securities and Exchange Commission on 2/26/2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

FactorShares Trust
_______________________________________
 (Exact name of registrant as specified in charter)

30 Maple Street
Summit, NJ 07901
_______________________________________
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(877) 756-7873
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.
PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 97.9%
Metals & Mining - 97.9%
Canada - 88.3%
Alexco Resource Corporation (a)	213,752	$72,633
Americas Silver Corporation (a)	845,727	61,121
Aurcana Corporation (a)	168,042	15,180
Bear Creek Mining Corporation (a)	157,164	65,878
Endeavour Silver Corporation (a)	116,606	165,580
Excellon Resources, Inc. (a)	72,198	16,175
First Majestic Silver Corporation (a)	148,219	484,676
Fortuna Silver Mines, Inc. (a)	68,781	154,592
Great Panther Silver Ltd. (a)	239,064	119,819
IMPACT Silver Corporation (a)	159,208	13,807
Kootenay Silver, Inc. (a)	97,510	12,685
MAG Silver Corporation (a)	74,649	527,080
Mandalay Resources Corporation	344,805	159,482
Minco Silver Corporation (a)	49,597	14,875
Mirasol Resources Ltd. (a)	127,130	80,852
Pan American Silver Corporation	64,774	421,778
Sabina Gold & Silver Corporation (a)	257,680	135,944
Santacruz Silver Mining Ltd. (a)	188,020	12,229
Sierra Metals, Inc. (a)	213,710	154,448
Silver Standard Resources, Inc. (a)	31,288	161,901
Silvercorp Metals, Inc. (a)	241,780	115,325
Trevali Mining Corporation (a)	429,199	158,193
		3,124,253

United Kingdom - 4.6%
Hochschild Mining PLC (a)	227,537	161,849

United States - 5.0%
Coeur Mining Inc. (a)	65,100	161,448
Golden Minerals Co. (a)	68,950	13,790
		175,238
Total Metals & Mining		3,461,340
TOTAL COMMON STOCKS (Cost $5,220,104)		3,461,340

Total Investments (Cost $5,220,104) - 97.9%		3,461,340
Other Assets in Excess of Liabilities - 2.1%		75,228
TOTAL NET ASSETS - 100.0%		$3,536,568

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Cyber Security ETF
Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.4%
Canada - 1.1%
Software - 1.1%
Absolute Software Corporation (a)	2,074,414	$11,168,884

Finland - 1.5%
Software - 1.5%
F-Secure OYJ*	5,342,348	14,979,034

Israel - 11.7%
Communications Equipment - 3.8%
Radware Ltd. (a) +	2,501,363	38,370,908
Software - 7.9%
Check Point Software Technologies, Ltd. (a)	447,410	36,410,226
CyberArk Software Ltd. (a)	937,165	42,303,628
Total Software		78,713,854
Total Israel		117,084,762

Japan - 3.5%
Software - 3.5%
Trend Micro, Inc.	865,928	35,517,493

Netherlands - 5.5%
Software - 5.5%
AVG Technologies NV (a)	2,005,361	40,207,488
Gemalto NV	246,095	14,781,693
Total Software		54,989,181

Republic of Korea - 3.3%
Internet Software & Services - 3.3%
Ahnlab, Inc.	478,552	33,140,098

United Kingdom - 3.9%
Software - 3.9%
Sophos Group PLC	10,041,524	38,784,652

United States - 68.9%
Aerospace & Defense - 1.3%
The KEYW Holding Corporation (a) +	2,193,514	13,204,954
Communications Equipment - 12.6%
Cisco Systems, Inc.	1,441,922	39,155,392
F5 Networks, Inc. (a)	150,744	14,616,138
Juniper Networks, Inc.	1,317,987	36,376,441
Palo Alto Networks, Inc. (a)	203,870	35,909,662
Total Communications Equipment		126,057,633
Internet Software & Services - 4.3%
Intralinks Holdings, Inc. (a)	1,664,523	15,097,224
VeriSign, Inc. (a)	165,163	14,428,640
Zix Corporation (a)	2,743,603	13,937,503
Total Internet Software & Services		43,463,367

IT Services - 8.2%
Booz Allen Hamilton Holding Corporation	504,667	15,568,977
Leidos Holdings, Inc.	264,122	14,859,504
ManTech International Corporation	473,011	14,303,853
Science Applications International Corporation	802,913	36,757,357
Total IT Services		81,489,691
Software - 42.5%
Barracuda Networks, Inc. (a)	2,190,504	40,918,615
FireEye, Inc. (a)	1,791,950	37,165,043
Fortinet, Inc. (a)	1,235,137	38,499,220
Guidance Software, Inc. (a)	1,284,516	7,732,786
Imperva, Inc. (a)	562,758	35,628,209
Infoblox, Inc. (a)	2,062,373	37,927,039
Proofpoint, Inc. (a)	573,360	37,274,134
Qualys, Inc. (a)	1,069,189	35,379,464
Rapid7, Inc. (a) +	2,333,538	35,306,430
Splunk, Inc. (a)	708,770	41,682,764
Symantec Corporation	1,919,633	40,312,293
VASCO Data Security International, Inc. (a) +	2,260,070	37,810,971
Total Software		425,636,968
Total United States		689,852,613
TOTAL COMMON STOCKS (Cost $1,155,928,595)		995,516,717

Total Investments (Cost $1,155,928,595) - 99.4%		995,516,717
Other Assets in Excess of Liabilities - 0.6%		5,864,312
TOTAL NET ASSETS - 100.0%		$1,001,381,029

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Illiquid Security - At December 31, 2015, the value of these securities amount to $14,979,034 or 1.5% of net assets.
+	Affiliated company as defined by the Investment Company Act of 1940.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Big Data ETF
Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.9%
Canada - 3.1%
Media - 3.1%
Thomson Reuters Corporation	1,913	$72,407

Cayman Islands - 3.0%
Internet Software & Services - 3.0%
Baidu, Inc. - ADR (a)	376	71,079

Germany - 6.8%
Software - 6.8%
SAP SE	1,008	80,384
Software AG	2,768	79,475
Total Software		159,859

Israel - 3.4%
Software - 3.4%
NICE-Systems Ltd. - ADR	1,373	78,700

Jersey - 0.2%
Software - 0.2%
Fusionex International PLC	1,135	5,856

United States - 83.4%
Diversified Financial Services - 3.0%
FactSet Research Systems, Inc.	434	70,555
Internet Software & Services - 29.3%
Alphabet, Inc. (a)	98	76,245
Facebook, Inc. (a)	714	74,727
Hortonworks, Inc. (a)	3,871	84,775
LinkedIn Corporation (a)	316	71,125
Marketo, Inc. (a)	2,965	85,125
New Relic, Inc. (a)	2,190	79,782
OPOWER, Inc. (a)	6,480	68,429
Twitter, Inc. (a)	2,939	68,008
Yahoo! Inc. (a)	2,376	79,026
Total Internet Software & Services		687,242
IT Services - 10.8%
Acxiom Corporation (a)	3,621	75,751
International Business Machines Corporation	581	79,958
Mattersight Corporation (a)	3,225	21,156
Teradata Corporation (a)	2,889	76,327
Total IT Services		253,192

Professional Services - 10.0%
Dun & Bradstreet Corporation	759	78,883
Nielsen Holdings PLC	1,606	74,840
Verisk Analytics, Inc. (a)	1,043	80,185
Total Professional Services		233,908
Software - 30.3%
Fair Isaac Corporation	872	82,125
HubSpot, Inc. (a)	1,402	78,947
MicroStrategy, Inc. (a)	449	80,501
Oracle Corporation	2,102	76,786
Qlik Technologies, Inc. (a)	2,574	81,493
Splunk, Inc. (a)	1,470	86,452
Tableau Software, Inc. (a)	886	83,479
Verint Systems, Inc. (a)	1,949	79,051
Workiva, Inc. (a)	3,515	61,759
Total Software		710,593
Total United States		1,955,490
TOTAL COMMON STOCKS (Cost $2,472,203)		2,343,391

Total Investments (Cost $2,472,203) - 99.9%		2,343,391
Other Assets in Excess of Liabilities - 0.1%		3,009
TOTAL NET ASSETS - 100.0%		$2,346,400

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Mobile Payments ETF
Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 100.0%
Cyprus - 1.9%
IT Services - 1.9%
QIWI PLC - ADR	7,964	$142,954

France - 3.3%
Electronic Equipment, Instruments & Components - 3.3%
Ingenico Group SA	1,907	241,440

Germany - 3.2%
IT Services - 3.2%
Wirecard AG	4,625	233,720

Hong Kong - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
PAX Global Technologies Ltd.	143,000	147,427

Puerto Rico - 2.2%
IT Services - 2.2%
EVERTEC, Inc.	9,826	164,487

United Kingdom - 5.3%
Commercial Services & Supplies - 1.4%
PayPoint PLC	7,596	103,190
Consumer Finance - 3.4%
Worldpay Group PLC (a)	55,593	251,850
IT Services - 0.5%
Earthport PLC (a)	105,314	38,426
Total United Kingdom		393,466

United States - 82.1%
Consumer Finance - 11.6%
American Express Co.	5,432	377,795
Discover Financial Services	6,646	356,359
Green Dot Corporation (a)	7,227	118,667
Total Consumer Finance		852,821
IT Services - 64.3%
Blackhawk Network Holdings, Inc. (a)	3,743	165,478
Euronet Worldwide, Inc. (a)	2,756	199,617
Everi Holdings, Inc. (a)	16,840	73,928
Fidelity National Information Services, Inc.	5,347	324,028
First Data Corporation (a)	19,846	317,933
Fiserv, Inc. (a)	3,695	337,945
FleetCor Technologies, Inc. (a)	2,173	310,587
Global Payments, Inc.	3,690	238,042
Heartland Payment Systems, Inc.	1,971	186,890
Higher One Holdings, Inc. (a)	15,599	50,541
MasterCard, Inc.	4,066	395,866
MoneyGram International, Inc. (a)	10,635	66,681
Net 1 UEPS Technologies, Inc. (a)	7,650	103,352

PayPal Holdings, Inc. (a)	10,444	378,073
Total System Services, Inc.	5,437	270,763
Vantiv, Inc. (a)	5,551	263,228
VeriFone Systems, Inc. (a)	6,764	189,527
Visa, Inc.	5,220	404,811
Western Union Co.	14,895	266,769
WEX, Inc. (a)	2,172	192,005
Total IT Services		4,736,064
Software - 2.1%
ACI Worldwide, Inc. (a)	7,146	152,924
Technology Hardware, Storage & Peripherals - 4.1%
CPI Card Group, Inc. (a)	9,537	101,664
NCR Corporation (a)	8,040	196,659
Total Technology Hardware, Storage & Peripherals		298,323
Total United States		6,040,132
TOTAL COMMON STOCKS (Cost $7,387,975)		7,363,626

Total Investments (Cost $7,387,975) - 100.0%		7,363,626
Other Assets in Excess of Liabilities - 0.0%		1,285
TOTAL NET ASSETS - 100.0%		$7,364,911

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

TierraXP Latin America Real Estate ETF
Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
Brazil - 58.3%
Capital Markets - 0.5%
GP Investments Ltd. (a)	5,600	$10,899
Household Durables - 15.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,200	66,730
Direcional Engenharia SA	27,000	23,955
Even Construtora e Incorporadora SA	37,200	38,740
Ez Tec Empreendimentos e Participacoes SA	22,400	72,246
Gafisa SA (a)	29,400	18,058
Helbor Empreendimentos SA	99,400	39,446
MRV Engenharia e Participacoes SA	37,600	82,493
Tecnisa SA	51,000	34,806
Total Household Durables		376,474
Real Estate Investment Trusts (REITs) - 32.9%
BB Fundo de Investimento Imobiliario Progressivo*	88	48,935
BB Progressivo II FII	3,356	82,266
CSHG Brasil Shopping Investimento Imobiliario	172	60,605
CSHG Logistica FI Imobiliario	234	58,905
CSHG Real Estate FI Imobiliario	248	71,336
FII BTG Pactual Fundo de Fundos	3,502	50,898
FII BTG Pactual Corporate Office Fund	3,282	77,524
FII TB Office	2,344	33,949
JS Real Estate Multigestao FII	2,774	63,456
Kinea Renda Imobiliaria FII	2,454	67,208
Kinea Rendimentos Imobiliarios FII	2,712	74,616
Maxi Renda FII	2,036	43,486
Santander Agencias FII	1,900	41,206
Total Real Estate Investment Trusts (REITs)		774,390
Real Estate Management & Development - 9.0%
Aliansce Shopping Centers SA	13,800	37,951
BR Malls Participacoes SA	20,000	56,114
BR Properties SA	14,000	29,796
Brasil Brokers Participacoes SA (a)	9,200	3,046
Iguatemi Empresa de Shopping Centers SA	5,400	25,811
JHSF Participacoes SA (a)	14,800	4,751
Multiplan Empreendimentos Imobiliarios SA	5,200	49,946
Sao Carlos Empreendimentos e Participacoes SA	1,000	5,814
Total Real Estate Management & Development		213,229
Total Brazil		1,374,992

Chile - 3.3%
Consumer Discretionary - 1.2%
PAZ Corporacion SA	56,186	27,685
Real Estate Management & Development - 2.1%
Parque Arauco SA	31,298	49,335
Total Chile		77,020

Mexico - 38.0%
Construction & Engineering - 1.2%
Empresas ICA SAB de CV (a)	39,938	8,203
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	12,436	19,829
Total Construction & Engineering		28,032
Diversified Financial Services - 1.4%
Concentradora Hipotecaria SAPI de CV	22,794	32,932
Hotels, Restaurants & Leisure - 0.7%
Hoteles City Express SAB de CV (a)	12,648	16,916
Household Durables - 0.7%
Consorcio ARA SAB de CV	49,562	17,254
Real Estate Investment Trusts (REITs) - 22.2%
Asesor de Activos Prisma SAPI de CV	38,656	31,401
Concentradora Fibra Danhos SA de CV	23,844	49,253
Concentradora Fibra Hotelera Mexicana SA de CV	61,470	55,854
FIBRA HD Servicios SC	3,312	1,941
Fibra MTY SAPI de CV	11,988	8,702
Fibra Shop Portafolios Inmobiliarios SAPI de CV	62,732	63,480
Fibra Uno Administracion SA de CV	40,970	90,311
Mexico Real Estate Management SA de CV	69,698	88,930
PLA Administradora Industrial S de RL de CV	51,630	83,341
Prologis Property Mexico SA de CV	34,118	51,668
Total Real Estate Investment Trusts (REITs)		524,881
Real Estate Management & Development - 1.8%
Corporacion Inmobiliaria Vesta SAB de CV	17,802	27,414
Grupo GICSA SA de CV (a)	14,776	13,932
Total Real Estate Management & Development		41,346
Transportation Infrastructure - 10.0%
Grupo Aeroportuario del Centro Norte SAB de CV	15,672	76,330
Grupo Aeroportuario del Pacifico SAB de CV	10,420	92,045
Grupo Aeroportuario del Sureste SAB de CV	4,738	67,123
Total Transportation Infrastructure		235,498
Total Mexico		896,859
TOTAL COMMON STOCKS (Cost $2,497,790)		2,348,871

Total Investments (Cost $2,497,790) - 99.6%		2,348,871
Other Assets in Excess of Liabilities - 0.4%		8,271
TOTAL NET ASSETS - 100.0%		$2,357,142

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
* Illiquid security - At December 31, 2015, the value of thses securities amount to $48,935 or 2.1% of net assets.

The Restaurant ETF
Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.4%
Hotels, Restaurants & Leisure - 99.4%
Canada - 2.5%
Restaurant Brands International, Inc.	1,652	$61,719

United States - 94.9%
Biglari Holdings, Inc. (a)	163	53,109
BJ's Restaurants, Inc. (a)	1,317	57,250
Bloomin' Brands, Inc.	3,484	58,845
Bob Evans Farms, Inc.	1,520	59,052
Brinker International, Inc.	1,312	62,910
Buffalo Wild Wings, Inc. (a)	378	60,348
Carrols Restaurant Group, Inc. (a)	5,013	58,853
Cheesecake Factory, Inc.	1,276	58,836
Chipotle Mexican Grill, Inc. (a)	105	50,384
Chuy's Holdings, Inc. (a)	1,797	56,318
Cracker Barrel Old Country Store, Inc.	479	60,752
Darden Restaurants, Inc.	1,073	68,285
Dave & Buster's Entertainment, Inc. (a)	1,580	65,949
Del Frisco's Restaurant Group, Inc. (a)	3,996	64,016
Del Taco Restaurants, Inc. (a)	5,435	57,883
Denny's Corporation (a)	6,220	61,143
DineEquity, Inc.	708	59,946
Domino's Pizza, Inc.	562	62,523
Dunkin' Brands Group, Inc.	1,411	60,094
El Pollo Loco Holdings, Inc. (a)	4,927	62,228
Fiesta Restaurant Group, Inc. (a)	1,576	52,954
Habit Restaurants, Inc. (a)	2,523	58,180
Jack in the Box, Inc.	819	62,825
Krispy Kreme Doughnuts, Inc. (a)	4,287	64,605
McDonald's Corporation	535	63,205
Panera Bread Co. (a)	331	64,472
Papa John's International, Inc.	1,060	59,222
Popeyes Louisiana Kitchen, Inc. (a)	1,042	60,957
Potbelly Corporation (a)	4,836	56,630
Red Robin Gourmet Burgers, Inc. (a)	886	54,702
Ruby Tuesday, Inc. (a)	10,869	59,888
Ruth's Hospitality Group, Inc.	3,524	56,102
Shake Shack, Inc. (a)	1,323	52,391
Sonic Corporation	2,087	67,431
Starbucks Corporation	975	58,529
Texas Roadhouse, Inc.	1,725	61,703
Wendy's Co.	5,736	61,777
Yum! Brands, Inc.	836	61,070
Zoe's Kitchen, Inc. (a)	1,765	49,385
		2,324,752

Virgin Islands (UK) - 2.0%
Arcos Dorados Holdings, Inc. (a)	15,512	48,242

Total Hotels, Restaurants & Leisure		2,434,713
TOTAL COMMON STOCKS (Cost $2,475,171)		2,434,713

Total Investments (Cost $2,475,171) - 99.4%		2,434,713
Other Assets in Excess of Liabilities - 0.6%		13,660
TOTAL NET ASSETS - 100.0%		$2,448,373

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

BlueStar TA-BIGITech Israel Technology ETF
Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.7%
Guernsey - 10.4%
IT Services - 9.8%
Amdocs Ltd.	4,332	$236,397
Technology Hardware, Storage & Peripherals - 0.6%
SafeCharge International Group Ltd.	3,978	14,544
Total Guernsey		250,941

Isle Of Man - 0.3%
Media - 0.3%
Crossrider PLC (a)	10,181	8,330

Israel - 51.3%
Aerospace & Defense - 4.6%
Elbit Systems Ltd.	1,060	93,387
Ituran Location and Control Ltd.	1,043	19,541
Total Aerospace & Defense		112,928
Biotechnology - 1.0%
Enzymotec Ltd. (a)	1,374	13,465
Kamada Ltd. (a)	2,821	11,818
Total Biotechnology		25,283
Chemicals - 0.6%
Evogene Ltd. (a)	1,955	15,636
Communications Equipment - 3.1%
Allot Communications Ltd. (a)	2,507	14,503
AudioCodes Ltd. (a)	2,920	11,654
RADCOM Ltd. (a)	885	13,195
Radware Ltd. (a)	2,156	33,074
Silicom Ltd.	38	1,151
Total Communications Equipment		73,577
Diversified Financial Services - 1.0%
Elron Electronic Industries Ltd. (a)	2,013	10,243
Hilan Ltd.	1,042	13,256
Total Diversified Financial Services		23,499
Electronic Equipment, Instruments & Components - 2.4%
Ceragon Networks Ltd. (a)	8,525	10,400
Orbotech Ltd. (a)	1,710	37,842
SuperCom Ltd. (a)	1,908	9,960
Total Electronic Equipment, Instruments & Components		58,202
Health Care Equipment & Supplies - 2.7%
Brainsway Ltd. (a)	1,655	9,932
Mazor Robotics Ltd. (a)	3,321	16,814
ReWalk Robotics Ltd. (a)	1,389	20,098
Syneron Medical Ltd. (a)	2,335	18,003
Total Health Care Equipment & Supplies		64,847
Household Durables - 0.5%
Maytronics Ltd.	4,232	10,963

Internet Software & Services - 1.9%
CYREN Ltd. (a)	6,009	10,215
Wix.com Ltd. (a)	1,569	35,695
Total Internet Software & Services		45,910
Machinery - 1.2%
Kornit Digital Ltd. (a)	1,040	11,367
Sarine Technologies Ltd.	15,400	16,618
Total Machinery		27,985
Oil, Gas & Consumable Fuels- 0.6%
Matrix IT Ltd.	2,472	14,396
Pharmaceuticals - 3.9%
Alcobra Ltd. (a)	2,217	13,923
BioLine RX Ltd. (a)	7,105	9,342
Compugen Ltd. (a)	3,293	20,692
Foamix Pharmaceuticals Ltd. (a)	1,782	14,452
MediWound Ltd. (a)	1,144	9,770
Neuroderm Ltd. (a)	820	13,981
Redhill Biopharma Ltd. (a)	10,040	12,927
Total Pharmaceuticals		95,087
Semiconductors & Semiconductor Equipment - 7.5%
EZchip Semiconductor Ltd. (a)	1,544	38,285
Mellanox Technologies Ltd. (a)	1,790	75,431
Nova Measuring Instruments Ltd. (a)	1,707	17,096
Tower Semiconductor Ltd. (a)	3,246	46,442
Total Semiconductors & Semiconductor Equipment		177,254
Software - 18.2%
Attunity Ltd. (a)	1,174	12,973
Check Point Software Technologies, Ltd. (a)	2,840	231,120
CyberArk Software Ltd. (a)	952	42,973
Formula Systems 1985 Ltd.	601	16,311
Magic Software Enterprises Ltd.	2,282	12,619
NICE-Systems Ltd.	1,832	105,701
Perion Network Ltd. (a)	3,865	14,403
Total Software		436,100
Technology Hardware, Storage & Peripherals - 2.1%
Stratasys Ltd. (a)	2,185	51,304
Total Israel		1,232,971

Jersey - 0.5%
Media - 0.5%
XLMedia PLC	8,895	10,687

Netherlands - 10.0%
Software - 10.0%
Mobileye NV (a)	5,621	237,657

Netherlands Antilles - 0.7%
Software - 0.7%
Sapiens International Corporation NV	1,766	18,041

United Kingdom - 2.9%
Communications Equipment - 0.7%
Telit Communications PLC (a)	5,510	17,342
Diversified Financial Services - 0.9%
Plus500 Ltd.	3,713	23,359
Hotels, Restaurants & Leisure - 0.9%
888 Holdings PLC	7,859	21,144
Media - 0.4%
Matomy Media Group Ltd. (a)	6,545	10,083
Total United Kingdom		71,928

United States - 23.6%
Biotechnology - 2.5%
Brainstorm Cell Therapeutics, Inc. (a)	3,320	9,495
Chiasma, Inc. (a)	626	12,251
Medgenics, Inc. (a)	2,363	14,225
Pluristem Therapeutics Ltd. (a)	9,378	10,846
Protalix BioTherapeutics, Inc. (a)	11,462	11,438
Total Biotechnology		58,255
Communications Equipment - 1.0%
Gilat Satellite Networks Ltd. (a)	3,082	10,804
Silicom Ltd.	464	13,738
Total Communications Equipment		24,542
Electric Utilities - 2.6%
Ormat Technologies, Inc.	1,695	61,945
Health Care Equipment & Supplies - 0.4%
EndoChoice Holdings, Inc. (a)	1,125	9,394
Pharmaceuticals - 4.7%
OPKO Health, Inc. (a)	10,109	102,754
Oramed Pharmaceuticals, Inc. (a)	1,192	10,192
Total Pharmaceuticals		112,946
Semiconductors & Semiconductor Equipment - 2.9%
CEVA, Inc. (a)	1,165	27,214
DSP Group, Inc. (a)	1,621	15,302
SolarEdge Technologies, Inc. (a)	1,053	29,663
Total Semiconductors & Semiconductor Equipment		72,179
Software - 9.5%
Imperva, Inc. (a)	1,304	82,556
LivePerson, Inc. (a)	3,359	23,197
Varonis Systems, Inc. (a)	819	15,397
Verint Systems, Inc. (a)	2,677	108,579
Total Software		229,729
Total United States		568,990
TOTAL COMMON STOCKS (Cost $2,493,094)		2,399,545

Total Investments (Cost $2,493,094) - 99.7%		2,399,545
Other Assets in Excess of Liabilities - 0.3%		7,155
TOTAL NET ASSETS - 100.0%		$2,406,700

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.5%
Bermuda - 2.6%
Capital Markets - 0.2%
Invesco Ltd.	156	$5,223
Hotels, Restaurants & Leisure - 0.2%
Belmond Ltd. (a)	550	5,225
Insurance - 1.5%
Arch Capital Group Ltd. (a)	106	7,394
Everest Re Group Ltd.	36	6,591
RenaissanceRe Holdings Ltd.	62	8,263
Validus Holdings Ltd.	148	6,851
White Mountains Insurance Group Ltd.	10	7,268
Total Insurance		36,367
IT Services - 0.3%
Genpact Ltd. (a)	334	8,343
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Group Ltd.	436	3,846
Specialty Retail - 0.2%
Signet Jewelers Ltd.	48	5,937
Total Bermuda		64,941

Ireland - 2.7%
Biotechnology - 0.4%
Alkermes PLC (a)	110	8,731
Building Products - 0.3%
Allegion PLC	114	7,515
Insurance - 0.3%
Willis Group Holdings PLC	148	7,188
IT Services - 0.3%
Accenture PLC	70	7,315
Machinery - 0.2%
Pentair PLC	100	4,953
Pharmaceuticals - 1.1%
Allergan PLC (a)	24	7,500
Endo International PLC (a)	84	5,142
Jazz Pharmaceuticals PLC (a)	34	4,779
Mallinckrodt PLC (a)	68	5,075
Perrigo Co. PLC	39	5,643
Total Pharmaceuticals		28,139
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Technology PLC	94	3,446
Total Ireland		67,287

Jersey - 0.3%
Auto Components - 0.3%
Delphi Automotive PLC	86	7,373
Total Jersey		7,373

Netherlands - 0.2%
Electrical Equipment - 0.2%
Sensata Technologies Holding NV (a)	122	5,619
Total Netherlands		5,619

Singapore - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Avago Technologies Ltd.	68	9,870
Total Singapore		9,870

Switzerland - 1.2%
Commercial Services & Supplies - 0.2%
Tyco International PLC	144	4,592
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	96	6,203
Household Durables - 0.2%
Garmin Ltd.	112	4,163
Insurance - 0.5%
ACE Ltd.	52	6,076
Allied World Assurance Co. Holdings AG	166	6,174
Total Insurance		12,250
Total Switzerland		27,208

United Kingdom - 0.6%
Health Care Equipment & Supplies - 0.3%
LivaNova PLC (a)	114	6,768
Insurance - 0.3%
Aon PLC	68	6,270
Total United Kingdom		13,038

United States - 91.4%
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	86	5,334
United Parcel Service, Inc.	56	5,389
Total Air Freight & Logistics		10,723
Airlines - 0.8%
American Airlines Group, Inc.	126	5,336
Delta Air Lines, Inc.	134	6,792
Southwest Airlines Co.	152	6,545
Total Airlines		18,673
Auto Components - 0.4%
BorgWarner, Inc.	106	4,582
Gentex Corporation	352	5,636
Total Auto Components		10,218
Automobiles - 0.4%
Harley-Davidson, Inc.	90	4,085
Tesla Motors, Inc. (a)	26	6,240
Total Automobiles		10,325
Banks - 2.2%
Bank of Hawaii Corporation	108	6,793
Commerce Bancshares, Inc.	155	6,611
Cullen Frost Bankers, Inc.	86	5,160
First Republic Bank	122	8,059
M&T Bank Corporation	104	12,603
People's United Financial, Inc.	428	6,912
SVB Financial Group (a)	58	7,491
Total Banks		53,629
Beverages - 0.3%
Monster Beverage Corporation (a)	56	8,342

Biotechnology - 3.1%
AbbVie, Inc.	88	5,213
Agios Pharmaceuticals, Inc. (a)	62	4,155
Alexion Pharmaceuticals, Inc. (a)	32	6,104
Biogen, Inc. (a)	20	6,127
BioMarin Pharmaceutical, Inc. (a)	68	7,124
Celgene Corporation (a)	52	6,228
Gilead Sciences, Inc.	60	6,071
Incyte Corporation (a)	82	8,892
Ionis Pharmaceuticals, Inc. (a)	118	7,308
Medivation, Inc. (a)	108	5,221
Regeneron Pharmaceuticals, Inc. (a)	15	8,143
Vertex Pharmaceuticals, Inc. (a)	52	6,543
Total Biotechnology		77,129
Building Products - 2.1%
AO Smith Corporation	112	8,580
Apogee Enterprises, Inc.	136	5,917
Fortune Brands Home & Security, Inc.	136	7,548
Lennox International, Inc.	66	8,243
Masco Corporation	292	8,264
Simpson Manufacturing Co., Inc.	186	6,352
Trex Co., Inc. (a)	150	5,706
Total Building Products		50,610
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	30	4,793
BlackRock, Inc.	16	5,448
Charles Schwab Corporation	220	7,245
E*TRADE Financial Corporation (a)	274	8,121
Franklin Resources, Inc.	110	4,050
Greenhill & Co., Inc.	144	4,120
Interactive Brokers Group, Inc.	226	9,854
SEI Investments Co.	156	8,174
T Rowe Price Group, Inc.	78	5,576
TD Ameritrade Holding Corporation	182	6,317
Total Capital Markets		63,698
Chemicals - 2.9%
Airgas, Inc.	54	7,469
Albemarle Corporation	104	5,825
Ecolab, Inc.	60	6,863
EI du Pont de Nemours & Co.	90	5,994
International Flavors & Fragrances, Inc.	58	6,939
Mosaic Co.	138	3,807
PPG Industries, Inc.	56	5,534
Praxair, Inc.	46	4,710
RPM International Inc.	132	5,816
Sherwin-Williams Co.	22	7,269
Valspar Corporation	74	6,138
Westlake Chemical Corporation	96	5,215
Total Chemicals		71,579
Commercial Services & Supplies - 1.6%
Cintas Corporation	84	7,648
Copart, Inc. (a)	168	6,386
Miller Herman, Inc.	204	5,855
Stericycle, Inc. (a)	48	5,789
The ADT Corporation	182	6,002
Waste Connections, Inc.	134	7,547
Total Commercial Services & Supplies		39,227

Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	560	5,141
Cisco Systems, Inc.	226	6,137
F5 Networks, Inc. (a)	46	4,460
QUALCOMM, Inc.	86	4,299
Total Communications Equipment		20,037
Construction & Engineering - 1.1%
AECOM (a)	204	6,126
EMCOR Group, Inc.	146	7,014
Fluor Corporation	102	4,816
Jacobs Engineering Group, Inc. (a)	134	5,621
Quanta Services, Inc. (a)	214	4,334
Total Construction & Engineering		27,911
Construction Materials - 0.9%
Eagle Materials, Inc.	76	4,593
Martin Marietta Materials, Inc.	55	7,512
Vulcan Materials Co.	94	8,927
Total Construction Materials		21,032
Consumer Finance - 0.2%
Discover Financial Services	96	5,148
Containers & Packaging - 0.6%
AptarGroup, Inc.	96	6,974
Sealed Air Corporation	158	7,047
Total Containers & Packaging		14,021
Distributors - 0.5%
Genuine Parts Co.	62	5,325
LKQ Corporation (a)	210	6,222
Total Distributors		11,547
Diversified Consumer Services - 0.2%
H&R Block, Inc.	184	6,129
Diversified Financial Services - 2.3%
CME Group, Inc.	74	6,704
Intercontinental Exchange, Inc.	26	6,663
McGraw Hill Financial, Inc.	66	6,506
Moody's Corporation	62	6,221
Morningstar, Inc.	94	7,559
MSCI, Inc.	130	9,377
Nasdaq, Inc.	138	8,027
Voya Financial, Inc.	146	5,389
Total Diversified Financial Services		56,446
Electric Utilities - 1.3%
Eversource Energy	122	6,231
Exelon Corporation	172	5,526
ITC Holdings Corporation	162	6,358
NextEra Energy, Inc.	58	7,272
Pepco Holdings, Inc.	226	5,878
Total Electric Utilities		31,265
Electrical Equipment - 2.0%
Acuity Brands, Inc.	44	10,287
AMETEK, Inc.	122	6,538
Emerson Electric Co.	98	4,687
FuelCell Energy, Inc. (a)	333	1,652
Generac Holdings, Inc. (a)	140	4,168
Hubbell, Inc. (a)	58	5,860
PowerSecure International, Inc. (a)	626	9,421
Rockwell Automation, Inc.	56	5,746
Total Electrical Equipment		48,359

Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corporation	116	6,059
Badger Meter, Inc.	112	6,562
Corning, Inc.	294	5,374
Dolby Laboratories, Inc.	138	4,644
FLIR Systems, Inc.	196	5,502
IPG Photonics Corporation (a)	86	7,668
Itron, Inc. (a)	150	5,427
Keysight Technologies, Inc. (a)	174	4,929
Littelfuse, Inc.	64	6,849
National Instruments Corporation	192	5,508
OSI Systems, Inc. (a)	88	7,802
Trimble Navigation Ltd. (a)	222	4,762
Universal Display Corporation (a)	224	12,194
Zebra Technologies Corporation (a)	84	5,851
Total Electronic Equipment, Instruments & Components		89,131
Food & Staples Retailing - 1.3%
Costco Wholesale Corporation	44	7,106
CVS Health Corporation	68	6,648
PriceSmart, Inc.	64	5,311
Walgreens Boots Alliance, Inc.	90	7,665
Whole Foods Market, Inc.	126	4,221
Total Food & Staples Retailing		30,951
Food Products - 1.5%
Boulder Brands, Inc. (a)	580	6,368
Flowers Foods, Inc.	324	6,963
Keurig Green Mountain, Inc.	44	3,959
McCormick & Co., Inc.	84	7,187
Mead Johnson Nutrition Co.	60	4,737
WhiteWave Foods Co. (a)	168	6,537
Total Food Products		35,751
Health Care Equipment & Supplies - 1.5%
Cooper Cos, Inc.	34	4,563
Edwards Lifesciences Corporation (a)	98	7,741
GenMark Diagnostics, Inc. (a)	548	4,252
IDEXX Labs, Inc. (a)	82	5,979
Intuitive Surgical, Inc. (a)	12	6,554
Sirona Dental Systems, Inc. (a)	68	7,451
Total Health Care Equipment & Supplies		36,540
Health Care Providers & Services - 3.3%
Aetna, Inc.	70	7,568
Anthem, Inc.	48	6,693
Brookdale Senior Living, Inc. (a)	172	3,175
Cigna Corporation	58	8,488
DaVita HealthCare Partners, Inc. (a)	80	5,577
Humana, Inc.	45	8,034
Laboratory Corporation of America Holdings (a)	58	7,171
MEDNAX, Inc. (a)	94	6,736
Patterson Companies, Inc.	130	5,877
Quest Diagnostics, Inc.	94	6,687
UnitedHealth Group, Inc.	60	7,058
VCA, Inc. (a)	130	7,150
Total Health Care Providers & Services		80,214
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	502	7,721
Cerner Corporation (a)	96	5,776
Total Health Care Technology		13,497

Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	8	4,799
Choice Hotels International, Inc.	110	5,545
International Speedway Corporation	196	6,609
Starbucks Corporation	150	9,005
Total Hotels, Restaurants & Leisure		25,958
Household Durables - 1.7%
DR Horton, Inc.	242	7,751
Harman International Industries, Inc.	58	5,464
KB Home	360	4,439
Lennar Corporation	132	6,456
Newell Rubbermaid, Inc.	170	7,494
PulteGroup, Inc.	284	5,061
Toll Brothers, Inc. (a)	178	5,927
Total Household Durables		42,592
Household Products - 0.8%
Church & Dwight Co., Inc.	80	7,639
Colgate-Palmolive Co.	90	5,996
Procter & Gamble Co.	68	5,400
Total Household Products		19,035
Independent Power and Renewable Electricity Producers - 0.4%
Ormat Technologies, Inc.	228	8,315
Pattern Energy Group, Inc.	248	5,186
Total Independent Power and Renewable Electricity Producers		13,501
Industrial Conglomerates - 1.4%
3M Co.	36	5,423
Carlisle Cos, Inc.	68	6,031
Danaher Corporation	72	6,687
General Electric Co.	240	8,629
Roper Technologies, Inc.	38	7,212
Total Industrial Conglomerates		33,982
Insurance - 2.1%
Alleghany Corporation (a)	12	5,735
Arthur J Gallagher & Co.	132	5,404
Brown & Brown, Inc.	194	6,227
Chubb Corporation	58	7,693
Cincinnati Financial Corporation	124	7,337
Markel Corporation (a)	8	8,834
Marsh & McLennan Cos, Inc.	108	5,989
MBIA, Inc. (a)	600	3,888
Torchmark Corporation	116	6,631
Total Insurance		57,738
Internet & Catalog Retail - 1.5%
Expedia, Inc.	68	9,074
Netflix, Inc. (a)	124	14,183
Priceline Group, Inc. (a)	5	6,375
TripAdvisor, Inc. (a)	86	7,332
Total Internet & Catalog Retail		36,964
Internet Software & Services - 1.1%
Facebook, Inc. (a)	80	8,373
LinkedIn Corporation (a)	28	6,302
Twitter, Inc. (a)	154	3,564
VeriSign, Inc. (a)	102	8,910
Total Internet Software & Services		27,149

IT Services - 4.7%
Alliance Data Systems Corporation (a)	20	5,531
Automatic Data Processing, Inc.	72	6,100
Broadridge Financial Solutions, Inc.	138	7,415
Cognizant Technology Solutions Corporation (a)	114	6,842
CoreLogic, Inc. (a)	184	6,230
DST Systems, Inc.	62	7,072
Fidelity National Information Services, Inc.	100	6,060
Fiserv, Inc. (a)	84	7,683
FleetCor Technologies, Inc. (a)	40	5,717
Global Payments, Inc.	146	9,419
MasterCard, Inc.	68	6,620
Paychex, Inc.	132	6,981
Teradata Corporation (a)	136	3,593
Total System Services, Inc.	186	9,264
Vantiv, Inc. (a)	184	8,725
Visa, Inc.	96	7,445
Western Union Co.	342	6,125
Total IT Services		116,822
Leisure Products - 0.7%
Hasbro, Inc.	108	7,275
Mattel, Inc.	206	5,597
Polaris Industries, Inc.	38	3,266
Total Leisure Products		16,138
Life Sciences Tools & Services - 1.1%
Bio-Techne Corporation	68	6,120
Illumina, Inc. (a)	32	6,142
Thermo Fisher Scientific, Inc.	50	7,093
Waters Corporation (a)	52	6,998
Total Life Sciences Tools & Services		26,353
Machinery - 4.8%
CLARCOR, Inc.	96	4,769
Colfax Corporation (a)	120	2,802
Crane Co.	106	5,071
Cummins, Inc.	42	3,696
Donaldson Co., Inc.	158	4,528
Dover Corporation	82	5,027
Energy Recovery, Inc. (a)	1,368	9,673
Flowserve Corporation	104	4,376
Graco, Inc.	78	5,621
Idex Corporation	82	6,282
Illinois Tool Works, Inc.	66	6,117
ITT Corporation	154	5,593
Lincoln Electric Holdings, Inc.	88	4,566
Lindsay Corporation	72	5,213
Snap-on, Inc.	44	7,544
Tennant Co.	92	5,176
Toro Co.	92	6,723
WABCO Holdings, Inc. (a)	60	6,136
Wabtec Corporation	70	4,978
Watts Water Technologies, Inc.	104	5,166
Xylem, Inc.	160	5,840
Total Machinery		114,897
Marine - 0.1%
Kirby Corporation (a)	68	3,578

Media - 2.9%
CBS Corporation	114	5,373
Charter Communications, Inc. (a)	36	6,592
Comcast Corporation	110	6,207
Discovery Communications, Inc. (a)	178	4,489
DISH Network Corporation (a)	80	4,574
DreamWorks Animation SKG, Inc. (a)	270	6,958
Liberty Media Corporation (a)	166	6,516
Scripps Networks Interactive, Inc.	78	4,306
Sirius XM Holdings, Inc. (a)	1,682	6,846
Time Warner, Inc.	74	4,786
Twenty-First Century Fox, Inc.	170	4,629
Viacom, Inc.	82	3,375
Walt Disney Co.	64	6,725
Total Media		71,376
Metals & Mining - 0.9%
Allegheny Technologies, Inc.	190	2,138
Carpenter Technology Corporation	124	3,996
Compass Minerals International, Inc.	72	5,419
Nucor Corporation	116	4,675
Reliance Steel & Aluminum Co.	100	5,791
Total Metals & Mining		22,019
Multiline Retail - 0.7%
Dollar General Corporation	94	6,756
Dollar Tree, Inc. (a)	90	6,950
Nordstrom, Inc.	84	4,184
Total Multiline Retail		17,890
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	268	4,920
Consolidated Edison, Inc.	98	6,298
MDU Resources Group, Inc.	260	5,221
PG&E Corporation	124	6,596
Public Service Enterprise Group, Inc.	150	5,804
Sempra Energy	58	5,453
Total Multi-Utilities		34,292
Personal Products - 0.3%
Estee Lauder Cos, Inc.	84	7,397
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co.	104	7,154
Zoetis, Inc.	138	6,613
Total Pharmaceuticals		13,767
Professional Services - 1.9%
Dun & Bradstreet Corporation	50	5,197
Equifax, Inc.	76	8,463
IHS, Inc. (a)	48	5,685
Nielsen Holdings PLC	146	6,804
Robert Half International, Inc.	110	5,185
Towers Watson & Co.	54	6,937
Verisk Analytics, Inc. (a)	98	7,534
Total Professional Services		45,805
Real Estate Investment Trusts (REITs) - 2.6%
AvalonBay Communities, Inc.	42	7,734
Crown Castle International Corporation	74	7,781
Essex Property Trust, Inc.	30	7,182
Federal Realty Investment Trust	44	6,428
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	466	8,818
Prologis, Inc.	146	6,266
Realty Income Corporation	134	6,918
Regency Centers Corporation	102	6,948
VEREIT, Inc.	668	5,291
Total Real Estate Investment Trusts (REITs)		63,366

Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	182	6,294
Jones Lang LaSalle, Inc.	40	6,394
St. Joe Co. (a)	330	6,108
Total Real Estate Management & Development		18,796
Road & Rail - 0.6%
Avis Budget Group, Inc. (a)	104	3,774
Hertz Global Holdings, Inc. (a)	260	3,700
Kansas City Southern	52	3,883
Union Pacific Corporation	54	4,223
Total Road & Rail		15,580
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	114	6,306
Applied Materials, Inc.	260	4,854
Broadcom Corporation	142	8,210
Cypress Semiconductor Corporation	596	5,847
First Solar, Inc. (a)	132	8,711
Integrated Device Technology, Inc. (a)	330	8,696
Intel Corporation	166	5,719
Intersil Corporation	478	6,099
KLA-Tencor Corporation	90	6,242
Lam Research Corporation	74	5,877
Linear Technology Corporation	136	5,776
Microchip Technology, Inc.	138	6,423
NVIDIA Corporation	296	9,756
ON Semiconductor Corporation (a)	638	6,252
PMC-Sierra, Inc. (a)	750	8,715
Power Integrations, Inc.	124	6,030
Rambus, Inc. (a)	532	6,166
Silicon Laboratories, Inc. (a)	136	6,601
Skyworks Solutions, Inc.	92	7,068
SunEdison, Inc. (a)	294	1,496
SunPower Corporation (a)	234	7,022
Teradyne, Inc.	312	6,449
Texas Instruments, Inc.	116	6,358
Xilinx, Inc.	138	6,482
Total Semiconductors & Semiconductor Equipment		157,155
Software - 3.0%
Adobe Systems, Inc. (a)	84	7,891
ANSYS, Inc. (a)	74	6,845
Autodesk, Inc. (a)	102	6,215
Cadence Design System, Inc. (a)	328	6,826
FireEye, Inc. (a)	200	4,148
Intuit, Inc.	66	6,369
NetSuite, Inc. (a)	58	4,908
Red Hat, Inc. (a)	98	8,115
salesforce.com, Inc. (a)	102	7,997
ServiceNow, Inc. (a)	98	8,482
Workday, Inc. (a)	70	5,578
Total Software		73,374

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	42	6,321
AutoZone, Inc. (a)	10	7,419
Bed Bath & Beyond, Inc. (a)	84	4,053
Chico's FAS, Inc.	396	4,225
Foot Locker, Inc.	108	7,030
Home Depot, Inc.	60	7,935
L Brands, Inc.	78	7,474
O'Reilly Automotive, Inc. (a)	34	8,616
Ross Stores, Inc.	136	7,318
Tiffany & Co.	58	4,425
TJX Cos, Inc.	94	6,666
Tractor Supply Co.	80	6,840
Ulta Salon Cosmetics & Fragrance, Inc. (a)	48	8,880
Urban Outfitters, Inc. (a)	194	4,414
Williams-Sonoma, Inc.	86	5,023
Total Specialty Retail		96,639
Technology Hardware, Storage & Peripherals - 1.3%
3D Systems Corporation (a)	180	1,564
Apple, Inc.	52	5,474
EMC Corporation	202	5,187
NetApp, Inc.	146	3,873
QLogic Corporation (a)	536	6,540
SanDisk Corporation	60	4,559
Western Digital Corporation	62	3,723
Total Technology Hardware, Storage & Peripherals		30,920
Textiles, Apparel & Luxury Goods - 1.4%
Fossil Group, Inc. (a)	56	2,047
Hanesbrands, Inc.	216	6,357
Lululemon Athletica, Inc. (a)	128	6,716
PVH Corporation	48	3,535
Ralph Lauren Corporation	32	3,567
Under Armour, Inc. (a)	86	6,933
VF Corporation	82	5,105
Total Textiles, Apparel & Luxury Goods		34,260
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	508	6,380
TFS Financial Corporation	410	7,721
Total Thrifts & Mortgage Finance		14,101
Trading Companies & Distributors - 1.4%
Air Lease Corporation	164	5,491
Fastenal Co.	140	5,716
GATX Corporation	108	4,595
MSC Industrial Direct Co., Inc.	82	4,614
United Rentals, Inc. (a)	58	4,425
WESCO International, Inc. (a)	80	3,494
WW Grainger, Inc.	26	5,267
Total Trading Companies & Distributors		33,602
Water Utilities - 0.6%
American States Water Co.	180	7,551
Aqua America, Inc.	234	6,973
Total Water Utilities		14,524
Wireless Telecommunication Services - 0.2%
SBA Communications Corporation (a)	52	5,464
Total United States		2,247,166

Virgin Islands (UK) - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	82	3,285
Total Virgin Islands (UK)		3,285

TOTAL COMMON STOCKS (Cost $2,496,157)		2,445,787

MUTUAL FUNDS - 0.2%
American Capital Ltd. (a)	408	5,626
TOTAL MUTUAL FUNDS (Cost $5,871)		5,626

Total Investments (Cost $2,496,157) - 99.7%		2,451,413
Other Assets in Excess of Liabilities - 0.3%		8,085
TOTAL NET ASSETS - 100.0%		$2,459,498

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.
The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, Etho Climate Leadership U.S. ETF, TierraXP Latin America Real Estate ETF, The Restaurant ETF, and BlueStar TA-BIGITech Israel Technology ETF (individually a “Fund,” collectively, the “Funds”). These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2015, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2015:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,294,207	$167,133	$—	$3,461,340
Total Investments in
Securities	$3,294,207	$167,133	$—	$3,461,340

PureFunds™ ISE Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$995,516,717	$—	$—	$995,516,717
Total Investments in
Securities	$995,516,717	$—	$—	$995,516,717

PureFunds™ ISE Big Data ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,343,391	$—	$—	$2,343,391
Total Investments in
Securities	$2,343,391	$—	$—	$2,343,391

PureFunds™ ISE Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,363,626	$—	$—	$7,363,626
Total Investments in
Securities	$7,363,626	$—	$—	$7,363,626

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,451,413	$—	$—	$2,451,413
Total Investments in
Securities	$2,451,413	$—	$—	$2,451,413

TierraXP Latin America Real Estate ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,340,169	$8,702	$—	$2,348,871
Total Investments in
Securities	$2,340,169	$8,702	$—	$2,348,871

The Restaurant ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,434,713	$—	$—	$2,434,713
Total Investments in
Securities	$2,434,713	$—	$—	$2,434,713

BlueStar TA-BIGITech Israel Technology ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,399,545	$—	$—	$2,399,545
Total Investments in
Securities	$2,399,545	$—	$—	$2,399,545

^ See Schedule of Investment for classifications by sector or country.

Below are the transfers into or out of Levels 1 and 2 during the period ended December 31, 2015:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

Transfers into Level 1	$12,229
Transfers out of Level 1	—
Net Transfers in and/(out) of Level 1	$12,229

Transfers into Level 2	$—
Transfers out of Level 2	(12,229)
Net Transfers in and/(out) of Level 2	$(12,229)

The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

Metals & Mining	$167,133
$167,133

TierraXP Latin America Real Estate ETF

Real Estate Investment Trusts (REITs)	$8,702
$8,702

The transfers from Level 2 to Level 1 are due to increased trading activity on December 31, 2015. Transfers between levels are recognized at the end of the reporting period.

Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, Etho Climate Leadership U.S. ETF, TierraXP Latin America Real Estate ETF, The Restaurant ETF and BlueStar TA-BIGITech Israel Technology ETF did not have any transfers between Levels 1 and 2 during the period ended December 31, 2015.

The Funds did not have any transfers into or out of Level 3 during the period ended December 31, 2015.

B.
Recent Accounting Pronouncement. In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 2 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds did not use derivatives during the period ended December 31, 2015.

NOTE 3 – FEDERAL INCOME TAXES

As of September 30, 2015, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*^

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$6,470,632	$6,904	$(3,115,842)	$(3,108,938)
PureFunds™ ISE Cyber Security ETF	1,279,605,241	$26,700,109	$(243,104,552)	(216,404,443)
PureFunds™ ISE Big Data ETF	2,479,444	28,854	(281,130)	(252,276)
PureFunds™ ISE Mobile Payments ETF	4,874,520	114,372	(329,339)	(214,967)
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.
^ Etho Climate Leadership U.S. ETF, TierraXP Latin America Real Estate ETF, The Restaurant ETF, and BlueStar TA-BIGITech Israel Technology ETF had not commenced operations as of fiscal year-end September 30, 2015 and, therefore, did not have any tax adjustments for the previous fiscal year.

NOTE 4 – INVESTMENTS IN AFFILIATES

PureFunds ISE Cyber Security ETF

PureFunds™ Cyber Security ETF owned 5% or more of the voting securities of the following companies during the period ended December 31, 2015.  As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance September 30, 2015	Purchases	Sales	Balance December 31, 2015	Value September 30, 2015	Realized Gains (Losses)	Dividend Income	Value December 31, 2015
Ahnlab, Inc. *	781,693	-	(303,141)	478,552	28,094,256	1,732,708	123,185	33,140,098
Absolute Software Corporation *	2,439,332	40,113	(405,031)	2,074,414	14,550,081	660,881	145,848	11,168,884
F-Secure OYJ *	9,766,867	161,539	(4,586,058)	5,342,348	26,956,479	2,898,112	-	14,979,034
Guidance Software, Inc. *	2,131,824	35,228	(882,536)	1,284,516	12,833,580	2,821,780	-	7,732,786
Intralinks Holdings, Inc. *	4,290,158	71,556	(2,697,191)	1,664,523	35,565,410	7,775,596	-	15,097,224
The KEYW Holding Corporation	3,163,201	48,216	(1,017,903)	2,193,514	19,453,686	3,771,365	-	13,204,954
Radware Ltd.	2,336,508	408,930	(244,075)	2,501,363	37,991,620	836,958	-	38,370,908
Rapid7, Inc.	1,901,633	637,591	(205,686)	2,333,538	43,262,151	567,138	-	35,306,430
VASCO Data Security International, Inc.	2,448,262	56,663	(244,855)	2,260,070	41,718,384	517,240	-	37,810,971
Zix Corporation *	3,204,568	53,107	(514,072)	2,743,603	13,491,231	(331,293)	-	13,937,503
					$273,916,878	$21,250,487	269,033	$220,748,792

* Securities were affiliated as of September 30, 2015 but were no longer affiliated as of December 31, 2015.

Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FactorShares Trust

By (Signature and Title)  /s/ Samuel Masucci, III
    Samuel Masucci, III, Principal Executive Officer

Date   February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci III
Samuel Masucci, III, Principal Executive Officer

Date   February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

Date   February 24, 2016
* Print the name and title of each signing officer under his or her signature.